Share-based payment plans - Breakdown (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 1,813	$ 1,279
Cost of revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	13	7
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	748	371
Sales and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	339	182
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 713	$ 719